2015 Restricted Stock - Additional Information (Detail) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 06, 2015	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	300,000
Share Price	$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	150,000		9,816,751		8,796,959
Share-based Compensation, Total			$ 358,330	$ 609,272	$ 1,047,685	$ 1,101,286
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			0		4,262,500
2015 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	300,000
Share Price	$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	150,000
Restricted Stock [Member]
Share-based Compensation, Total					$ 157,000
Restricted Stock [Member] | 2015 Restricted Stock [Member]
Share-based Compensation, Total		$ 0	$ 52,500
September 4, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	75,000
September 4, 2015 [Member] | 2015 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	75,000
October 2, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	50,000
October 2, 2015 [Member] | 2015 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	50,000
November 4, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	25,000
November 4, 2015 [Member] | 2015 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	25,000
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	150,000
Chief Executive Officer [Member] | 2015 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	150,000